Intangible Assets - Schedule of Assets Purchased (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 02, 2020	Dec. 31, 2019
Cash	$ 22,657,150	$ 1,578,460		$ 43,714
Common stock	194,499	$ 100,951		$ 53,114
Total	$ 2,619,689
Skincare Assets [Member]
Cash			$ 44,143
Common stock			1,900,546
Total			$ 1,944,689